Preferred and Common Stock - Puttable Common Stock (Table) (Details) - USD ($) $ in Thousands	2 Months Ended	4 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 02, 2015	Apr. 30, 2015	Apr. 24, 2015	Jul. 15, 2015	Aug. 13, 2015	Oct. 02, 2015	Oct. 26, 2015	Dec. 31, 2015
Common Stock
Beginning Balance, amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Ending Balance, amount								$ 6,500
Puttable Common Stock
Common Stock
Begining Balance, Number of shares	0	0	0	0	0	0	0	0
Beginning Balance, amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock, shares	200,000	200,000			200,000		200,000	800,000
Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock, amount								$ 8,000
Redemption of puttable common stock, shares			(25,000)	(50,000)		(75,000)		(150,000)
Redeption of puttable common stock, value								$ (1,500)
Ending Balance, Number of shares								650,000
Ending Balance, amount								$ 6,500